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                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
   VARIABLE ANNUITIES ISSUED THROUGH OHIO NATIONAL VARIABLE ACCOUNTS A AND B

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
VARIABLE UNIVERSAL LIFE INSURANCE ISSUED THROUGH OHIO NATIONAL VARIABLE ACCOUNT
                                       R

   SUPPLEMENT DATED NOVEMBER 1, 2002, TO PROSPECTUSES AMENDED AUGUST 1, 2002

     Effective November 1, 2002, the Core Growth portfolio of Ohio National Fund, Inc. has been renamed the Small Cap Growth portfolio. The subadviser for the portfolio is now UBS Global Asset Management (New York), Inc.